Property, Plant and Equipment - Additional lease information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Expenses relating to short-term leases	$ 73	$ 364	$ 162
Expenses relating to low-value asset leases	368	113	342
Expenses relating to variable lease payments not included in the measurement of lease liabilities	$ 2,195	$ 2,920	$ 1,874